September 22, 2021

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price U.S. Equity Research Fund, Inc. (“Registrant”)
consisting of the following series and classes:
 T. Rowe Price U.S. Equity Research Fund —Investor Class

  T. Rowe Price U.S. Equity Research Fund —I Class

  T. Rowe Price U.S. Equity Research Fund —Advisor Class

  T. Rowe Price U.S. Equity Research Fund —R Class

  T. Rowe Price U.S. Equity Research Fund —Z Class (“new class”)

File Nos.: 033-56015/811-07225

Dear Mr. Sutcliffe:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 42 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of a new class.

We have not yet obtained a NASDAQ ticker symbol, however, once it has been received, it will be added to the front cover of the prospectus and Statement of Additional Information (the “SAI”).

The SAI is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds and the Exchange-Traded funds). Certain changes have been made in the text of the SAI to reflect the addition of the new class.

The filing is scheduled to go effective on November 22, 2021.

If you have any questions about this filing, please give me a call at 410-345-6646 or email me at brian.poole@troweprice.com.

Sincerely,

/s/Brian R. Poole
Brian R. Poole

Senior Legal Counsel and Vice President, T. Rowe Price Associates, Inc.